Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of results by business segment

Year ended December 31, 2025	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Revenue from external customers	$689,899	$579,117	$14,766	$—	$1,283,782
Revenue from intersegment transactions	332	—	6,580	(6,403)	509
Cost of sales	488,414	407,922	14,734	(6,295)	904,775
Depreciation expense	86,720	132,610	—	(2,098)	217,232
Segment gross profits	115,097	38,585	6,612	1,990	162,284
Purchase of property, plant and equipment	209,057	72,038	—	—	281,095

Year ended December 31, 2024	Heavy Equipment - Australia	Heavy Equipment - Canada	Other	Eliminations	Total
Restated Notes 2, 24
Revenue from external customers	$590,901	$555,301	$19,457	$—	$1,165,659
Revenue from intersegment transactions	—	—	27,742	(27,614)	128
Cost of sales	393,688	366,408	37,306	(26,602)	770,800
Depreciation expense	64,991	121,511	—	(1,497)	185,005
Segment gross profits	132,222	67,382	9,893	485	209,982
Purchase of property, plant and equipment	195,890	107,866	—	—	303,756

	December 31, 2025	December 31, 2024
		Restated Notes 2, 24
Heavy Equipment - Australia	$1,216,293	$987,634
Heavy Equipment - Canada	1,225,651	1,142,414
Other	318,084	343,690
Eliminations	(940,275)	(779,238)
	$1,819,753	$1,694,500

Schedule of reconciliations

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Total gross profit for reportable segments	$162,284	$209,982
Less: unallocated corporate items:
General and administrative costs	50,326	54,560
Amortization of intangible assets	1,955	1,391
Loss on disposal of property, plant and equipment	822	767
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Interest expense	58,931	59,340
Change in fair value of contingent obligations	(26,909)	53,206
Loss (gain) on derivative financial instruments	9,354	(3,952)
Income before income taxes	$56,474	$59,969

Schedule of revenue, by geographical areas

	2025	2024
Australia	$689,986	$590,901
Canada	588,859	566,669
United States	5,446	8,217
	$1,284,291	$1,165,787

Schedule of long-lived assets, by geographical areas

	2025	2024
Australia	$729,993	$584,363
Canada	657,124	699,979
	$1,387,117	$1,284,342